FINANCIAL ASSETS AND LIABILITIES - Trading (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Itaipu
Investments in subsidiaries, joint ventures and associates [abstract]
Trading (deficit) surplus	R$ 756,443	R$ 632,656